STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
Statutory Reserves And Restricted Net Assets
STATUTORY RESERVES AND RESTRICTED NET ASSETS

22. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiary located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. As of December 31, 2024, the Company’s PRC subsidiary did not have a general reserve that reached 50% of their registered capital threshold and therefore they will continue to allocate at least 10% of their after-tax profits to the general reserve fund.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Company’s subsidiaries.

As the Company’s PRC subsidiaries have been operating at a loss, they have yet to set aside any certain statutory reserves as of December 31, 2024, and the appropriation to these reserves by the Company’s PRC subsidiary was $nil for the year ended December 31, 2024.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries. As of December 31, 2024, the net assets of the Company’s PRC subsidiary were negative.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)